BALANCE SHEET DETAILS	12 Months Ended
Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
BALANCE SHEET DETAILS

NOTE 5-BALANCE SHEET DETAILS

The following tables provide details of selected balance sheet items:

	December 31,	December 31,
	2020	2019
	(in thousands)
Inventories:
Raw materials	$3,328	$2,362
Work in process	1,766	1,285
Finished goods(1)	1,601	2,495
Total Inventory	$6,695	$6,142

(1)

Includes finished goods at customer sites of approximately $0.5 million and $0.6 million at December 31, 2020 and 2019, respectively, for which the customer has taken possession, but based on specific contractual terms, title has not yet passed to the customer and for which revenue has not yet been recognized.

	December 31,	December 31,
	2020	2019
	(in thousands)
Prepaid and other current assets
Prepaid tax (1)	$1,736	$2,340
Advance to suppliers	15	4
Other receivable	1,054	1,361
Prepaid and others (2)	2,303	1,819
Total Prepaid and other current assets	$5,108	$5,524

(1)	2020 balance includes $0.1 million prepaid consumption tax, $0.8 million prepaid of value added tax, $0.5 million duty recoverable and $0.3 million goods and service tax.

(2)	2020 balance includes $1.4 million interest receivable, $0.4 million prepaid of software and license.

	December 31,	December 31,
	2020	2019
	(in thousands)
Property, plant and equipment, net:
Leasehold improvements	$1,846	$1,799
Automobiles	340	319
Computer and Software	4,579	4,764
Equipment and Furniture	23,906	22,521
Total	30,671	29,403
Less: accumulated depreciation	(30,051)	(28,311)
Total Property, plant and equipment, net	$620	$1,092

During the years ended December 31, 2020, 2019 and 2018, the Company wrote-off fully depreciated property, plant and equipment of $0.5 million with accumulated depreciation of $0.5 million, $0.1 million with accumulated depreciation of $0.1 million, and $3.3 million with accumulated depreciation of $3.3 million, respectively.

	December 31,	December 31,
	2020	2019
	(in thousands)
Other current liabilities:
Accrued contract costs	$—	$140
Warranty costs	54	90
Accrued professional fees	685	1,074
Accrued other taxes	376	1,063
Other	2,930	2,381
Total other current liabilities	$4,045	$4,748

	December 31,	December 31,
	2020	2019
	(in thousands)
Other long-term liabilities
Non-current income tax payable	$1,000	$1,349
Other long-term liabilities	—	—
Total other long-term liabilities	$1,000	$1,349